Segmented Reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 1,896,741	$ 1,840,096
Revenues less operating and selling, general and administration expenses	511,237	527,429
Amortization	274,118	257,066
Restructuring expenses	0	1,609
Goodwill impairment	0	360,557
Net (gain) loss on sale of capital assets	(592)	(3,412)
Operating income (loss)	237,711	(88,391)
Goodwill	929,114	774,409	1,081,868
Capital assets	927,518	776,058
Landfill assets	963,720	958,792
Total assets	3,475,561	3,077,604
Canada
Segment Reporting Information [Line Items]
Revenues	776,814	757,594
Revenues less operating and selling, general and administration expenses	278,461	280,408
Amortization	103,112	100,516
Goodwill impairment	0	0
Goodwill	409,296	372,596	378,884
Capital assets	379,095	296,397
Landfill assets	207,485	221,660
Total assets	1,283,434	1,145,143
United States South [Member]
Segment Reporting Information [Line Items]
Revenues	780,331	723,315
Revenues less operating and selling, general and administration expenses	217,077	211,429
Amortization	110,172	99,126
Goodwill impairment	0	0
Goodwill	421,108	350,126	297,077
Capital assets	421,374	364,396
Landfill assets	404,403	397,293
Total assets	1,461,817	1,301,687
United States Northeast [Member]
Segment Reporting Information [Line Items]
Revenues	339,596	359,187
Revenues less operating and selling, general and administration expenses	71,526	89,542
Amortization	57,501	54,041
Goodwill impairment	0	360,557
Goodwill	98,710	51,687	405,907
Capital assets	118,210	105,034
Landfill assets	351,832	339,839
Total assets	684,959	587,931
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Revenues less operating and selling, general and administration expenses	(55,827)	(53,950)
Amortization	3,333	3,383
Goodwill	0	0
Capital assets	8,839	10,231
Landfill assets	0	0
Total assets	$ 45,351	$ 42,843